Taxation and Deferred Tax (Details) - Schedule of significant components of our deferred tax liabilities - TINGO, INC. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Deferred Tax
Beginning of period	$ 2,171,039	$ 1,268,498	$ 2,360,004	$ 1,370,445	$ 1,444,469
Change for the period					993,204
Forex translation difference	8,385	(188,965)	(188,965)	(100,425)	(77,669)	$ (74,024)
Total Deferred Tax Liabilities	$ 4,326,714	$ 2,171,039	$ 2,171,039	$ 1,268,498	$ 2,360,004	$ 1,370,445